Guarantor Financials - Combined Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	$ 95.3	$ 118.1	$ 143.8	$ 135.6	$ 221.1
Cash Flows from Investing Activities:
Additions to property and intangible assets	(22.3)	(9.8)	(14.9)	(24.3)	(36.7)
Payments to Acquire Interest in Subsidiaries and Affiliates	0
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	0
Proceeds from sale of property					0
Net cash used by investing activities	(22.3)	(9.8)	(14.9)	(24.3)	(36.7)
Cash Flows from Financing Activities:
Proceeds from Issuance of Senior Long-term Debt	775.0	0
Proceeds from Issuance of Other Long-term Debt	175.0	0
Repayments of Related Party Debt	(900.0)	0
Repayments of Long-term Debt	(2.2)	0
Change in net investment of Ralcorp	(29.4)	(106.6)	(192.3)	(112.4)	116.7
Payments of Debt Issuance Costs	(17.7)	0
Changes in intercompany debt	7.8	0	60.2	0	(300.0)
Proceeds from Contributions from Affiliates	0
Payments of Distributions to Affiliates	0
Net cash used by financing activities	8.5	(106.6)	(132.1)	(112.4)	(183.3)
Effect of exchange rate changes on cash	0.3	0.5	0.1	0.2	1.4
Net (decrease) increase in cash and cash equivalents	81.8	2.2	(3.1)	(0.9)	2.5
Cash and cash equivalents, beginning of year	1.7	4.8	4.8	5.7	3.2
Cash and cash equivalents, end of year	83.5	7.0	1.7	4.8	5.7
Parent Company
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	27.8	0	0	0	0
Cash Flows from Investing Activities:
Additions to property and intangible assets	0	0	0	0	0
Payments to Acquire Interest in Subsidiaries and Affiliates	(6.0)
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	18.9
Proceeds from sale of property					0
Net cash used by investing activities	12.9	0	0	0	0
Cash Flows from Financing Activities:
Proceeds from Issuance of Senior Long-term Debt	775.0
Proceeds from Issuance of Other Long-term Debt	175.0
Repayments of Related Party Debt	(900.0)
Repayments of Long-term Debt	(2.2)
Change in net investment of Ralcorp	0	0	0	0	0
Payments of Debt Issuance Costs	(17.7)
Changes in intercompany debt	0		0		0
Proceeds from Contributions from Affiliates	0
Payments of Distributions to Affiliates	0
Net cash used by financing activities	30.1	0	0	0	0
Effect of exchange rate changes on cash	0	0	0	0
Net (decrease) increase in cash and cash equivalents	70.8	0	0	0	0
Cash and cash equivalents, beginning of year	0	0	0	0	0
Cash and cash equivalents, end of year	70.8	0	0	0	0
Guarantors
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	105.3	112.5	144.6	132.7	207.4
Cash Flows from Investing Activities:
Additions to property and intangible assets	(21.1)	(8.0)	(12.5)	(19.9)	(25.5)
Payments to Acquire Interest in Subsidiaries and Affiliates	0
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	0
Proceeds from sale of property					(0.9)
Net cash used by investing activities	(21.1)	(8.0)	(12.5)	(19.9)	(26.4)
Cash Flows from Financing Activities:
Proceeds from Issuance of Senior Long-term Debt	0
Proceeds from Issuance of Other Long-term Debt	0
Repayments of Related Party Debt	0
Repayments of Long-term Debt	0
Change in net investment of Ralcorp	(13.6)	(104.5)	(132.1)	(112.8)	119.0
Payments of Debt Issuance Costs	0
Changes in intercompany debt	0		0		(300.0)
Proceeds from Contributions from Affiliates	0
Payments of Distributions to Affiliates	(61.9)
Net cash used by financing activities	(75.5)	(104.5)	(132.1)	(112.8)	(181.0)
Effect of exchange rate changes on cash	0	0	0	0	0
Net (decrease) increase in cash and cash equivalents	8.7	0	0	0	0
Cash and cash equivalents, beginning of year	0	0	0	0	0
Cash and cash equivalents, end of year	8.7	0	0	0	0
Non-Guarantors
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	5.2	5.6	(0.8)	2.9	13.7
Cash Flows from Investing Activities:
Additions to property and intangible assets	(1.2)	(1.8)	(2.4)	(4.4)	(11.2)
Payments to Acquire Interest in Subsidiaries and Affiliates	0
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	0
Proceeds from sale of property					0.9
Net cash used by investing activities	(1.2)	(1.8)	(2.4)	(4.4)	(10.3)
Cash Flows from Financing Activities:
Proceeds from Issuance of Senior Long-term Debt	0
Proceeds from Issuance of Other Long-term Debt	0
Repayments of Related Party Debt	0
Repayments of Long-term Debt	0
Change in net investment of Ralcorp	(15.8)	(2.1)	(60.2)	0.4	(2.3)
Payments of Debt Issuance Costs	0
Changes in intercompany debt	7.8		60.2		0
Proceeds from Contributions from Affiliates	6.0
Payments of Distributions to Affiliates	0
Net cash used by financing activities	(2.0)	(2.1)	0	0.4	(2.3)
Effect of exchange rate changes on cash	0.3	0.5	0.1	0.2	1.4
Net (decrease) increase in cash and cash equivalents	2.3	2.2	(3.1)	(0.9)	2.5
Cash and cash equivalents, beginning of year	1.7	4.8	4.8	5.7	3.2
Cash and cash equivalents, end of year	4.0	7.0	1.7	4.8	5.7
Eliminations
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	(43.0)	0	0	0	0
Cash Flows from Investing Activities:
Additions to property and intangible assets	0	0	0	0	0
Payments to Acquire Interest in Subsidiaries and Affiliates	6.0
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	(18.9)
Proceeds from sale of property					0
Net cash used by investing activities	(12.9)	0	0	0	0
Cash Flows from Financing Activities:
Proceeds from Issuance of Senior Long-term Debt	0
Proceeds from Issuance of Other Long-term Debt	0
Repayments of Related Party Debt	0
Repayments of Long-term Debt	0
Change in net investment of Ralcorp	0	0	0	0	0
Payments of Debt Issuance Costs	0
Changes in intercompany debt	0		0		0
Proceeds from Contributions from Affiliates	(6.0)
Payments of Distributions to Affiliates	61.9
Net cash used by financing activities	55.9	0	0	0	0
Effect of exchange rate changes on cash	0	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of year	0	0	0	0	0
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0	$ 0	$ 0